Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of costs recognized
The costs recognized in net (loss) earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2025	Registered	Supplemental	Other	Total
Current service cost	1	—	—	1
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	13	4	—	17
Interest on plan assets	(11)	(1)	—	(12)
Defined benefit expense	4	3	—	7
Defined contribution expense	14	—	—	14
Net expense	18	3	—	21

Year ended Dec. 31, 2024	Registered	Supplemental	Other	Total
Current service cost	1	1	1	3
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	14	4	1	19
Interest on plan assets	(12)	(1)	—	(13)
Defined benefit expense	4	4	2	10
Defined contribution expense	12	—	—	12
Net expense	16	4	2	22
The expected employer contributions for 2026 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	1	—	1	2

Disclosure of defined benefit obligation
The status of the defined benefit pension and other post-employment benefit plans is as follows:

Year ended Dec. 31, 2025	Registered	Supplemental	Other	Total
Fair value of plan assets	229	16	—	245
Present value of defined benefit obligation	(285)	(88)	(17)	(390)
Funded status – plan deficit	(56)	(72)	(17)	(145)
Amount recognized in the Consolidated Financial Statements:
Accrued current liabilities	(1)	—	(1)	(2)
Other long-term liabilities	(55)	(72)	(16)	(143)
Total amount recognized	(56)	(72)	(17)	(145)

Year ended Dec. 31, 2024	Registered	Supplemental	Other	Total
Fair value of plan assets	241	16	—	257
Present value of defined benefit obligation	(303)	(90)	(18)	(411)
Funded status – plan deficit	(62)	(74)	(18)	(154)
Amount recognized in the Consolidated Financial Statements:
Accrued current liabilities	(1)	(6)	(1)	(8)
Other long-term liabilities	(61)	(68)	(17)	(146)
Total amount recognized	(62)	(74)	(18)	(154)
The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2023	340	89	17	446
Current service cost	1	—	1	2
Interest cost	14	4	1	19
Benefits paid	(31)	(5)	(1)	(37)
Actuarial loss arising from financial assumptions	1	1	—	2
Actuarial loss arising from experience adjustments	—	1	—	1
Effect of settlement from the termination of the U.S. defined benefit plan	(23)	—	—	(23)
Change in foreign exchange rates	1	—	—	1
Present value of defined benefit obligation as at Dec. 31, 2024	303	90	18	411
Current service cost	1	—	—	1
Interest cost	13	4	—	17
Benefits paid	(28)	(5)	(1)	(34)
Actuarial gain arising from financial assumptions	(5)	(2)	—	(7)
Actuarial loss arising from experience adjustments	1	1	—	2
Present value of defined benefit obligation as at Dec. 31, 2025(1)	285	88	17	390
(1)The weighted average duration of the defined benefit plan obligation as at Dec. 31, 2025, is 9.4 years.

Disclosure of plan assets
The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2023	269	15	—	284
Interest on plan assets	12	1	—	13
Net return on plan assets	13	(1)	—	12
Contributions(1)	1	6	1	8
Benefits paid	(31)	(5)	(1)	(37)
Administration expenses	(1)	—	—	(1)
Effect of settlement from annuitization of the U.S. defined benefit plan	(23)	—	—	(23)
Change in foreign exchange rates	1	—	—	1
As at Dec. 31, 2024	241	16	—	257
Interest on plan assets	11	1	—	12
Net return on plan assets	2	(1)	—	1
Contributions(1)	4	6	1	11
Benefits paid	(28)	(6)	(1)	(35)
Administration expenses	(1)	—	—	(1)
As at Dec. 31, 2025	229	16	—	245
(1)The Company made a voluntary contribution of $4 million (2024 – nil) to further improve the funded status of its defined benefit pension plan.
The fair value of the Company’s defined benefit plan assets by major category is as follows:

As at Dec. 31, 2025	Level I	Level II	Level III	Total
Equity securities
Canadian	—	11	—	11
International	—	52	—	52
Private	—	—	1	1
Bonds
A - AAA	—	16	80	96
BBB	—	1	11	12
Below BBB	—	—	6	6
Loans(1)	—	2	—	2
Other
Alternative funds(2)	—	—	42	42
Money market and cash and cash equivalents	18	3	2	23
Total	18	85	142	245
(1)Includes A credit rating loans of $1 million.
(2)Alternative funds include investments in infrastructure and real estate funds.

As at Dec. 31, 2024	Level I	Level II	Level III	Total
Equity securities
Canadian	—	12	—	12
International	—	53	—	53
Private	—	—	1	1
Bonds
A - AAA	—	18	81	99
BBB	—	1	16	17
Below BBB	—	—	5	5
Loans(1)	—	1	—	1
Other
Alternative funds(2)	—	—	46	46
Money market and cash and cash equivalents	2	19	2	23
Total	2	104	151	257
(1)Includes A credit rating loans of $1 million.
(2)Alternative funds include investments in infrastructure and real estate funds.

Disclosure of assumptions	Assumptions
The significant actuarial assumptions used in measuring the Company’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	2025			2024
As at Dec. 31 (per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	4.7	4.7	4.8	4.5	4.5	4.8
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	—	—	6.5	—	—	6.7
Dental-care cost escalation	—	—	4.1	—	—	4.1
Benefit cost for the year
Discount rate	4.5	4.5	4.8	4.6	4.6	4.7
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(2)(4)	—	—	6.5	—	—	6.7
Dental-care cost escalation	—	—	4.6	—	—	4.6
(1)2025 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2035 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(2)2025 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2034 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(3)2024 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2034 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(4)2024 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2033 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.

Disclosure of estimated increase in the net defined benefit obligation assuming certain changes in key assumptions
The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			U.S. plans
As at Dec. 31, 2025	Registered	Supplemental	Other	Pension
1 per cent decrease in the discount rate	25	10	1	—
1 per cent increase in the salary scale	1	—	—	—
1 per cent increase in the health-care cost trend rate	—	—	2	—
10 per cent improvement in mortality rates	12	3	—	—